Investment Objectives and Goals	Jan. 01, 2026
Virtus KAR Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Equity Income Fund
Virtus KAR Small-Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Small-Mid Cap Growth Fund